Financial risk management objectives and policies - Derivatives (Details)			1 Months Ended
	Nov. 18, 2024 USD ($)	Apr. 29, 2024 USD ($)	Feb. 28, 2023 USD ($) agreement	May 31, 2022 USD ($) agreement	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Nov. 18, 2024 EUR (€)	Apr. 29, 2024 EUR (€)	Dec. 31, 2023 EUR (€) shares MMBTU	Dec. 31, 2022 MMBTU
Maximum
Disclosure of detailed information about financial instruments [line items]
Credit support payment threshold | $					$ 1,000
Minimum
Disclosure of detailed information about financial instruments [line items]
Credit support payment threshold | $					$ 500
€150,000 Cross Currency Interest Rate, Maturing 2029 | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, length of agreement		5 years
Hedging instrument		$ 160,820,000						€ 150,000,000
Hedging instrument, repayment ratio		107.213%
€150,000 Cross Currency Interest Rate, Maturing 2027 | Interest rate risk | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, length of agreement	30 months
Hedging instrument	$ 158,075,000						€ 150,000
Hedging instrument, repayment ratio	105.383%
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount						€ 32,800
Notional value, average exchange rate					1.07092	1.07092			1.04531
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period One
Disclosure of detailed information about financial instruments [line items]
Notional amount						€ 40,800			€ 42,000
Notional value, exchange rate					1.07945	1.07945			1.00344
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period Two
Disclosure of detailed information about financial instruments [line items]
Notional amount						€ 30,000			€ 10,000
Notional value, exchange rate					1.07907	1.07907			1.00491
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period Three
Disclosure of detailed information about financial instruments [line items]
Notional amount						€ 42,000			€ 40,800
Notional value, exchange rate					1.05962	1.05962			1.0759
Foreign Exchange Forwards, Fixed Rate Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period Four
Disclosure of detailed information about financial instruments [line items]
Notional amount						€ 10,000			€ 30,000
Notional value, exchange rate					1.05918	1.05918			1.0758
Foreign Exchange Forwards, Variable Rate RCF Debt | Foreign Currency Exchange Rate Risk | Economic Hedges
Disclosure of detailed information about financial instruments [line items]
Notional value, exchange rate					1.04258	1.04258
Notional value, average exchange rate					1,104.78000	1,104.78000			1.08840
Foreign Exchange Forwards, Variable Rate RCF Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period One
Disclosure of detailed information about financial instruments [line items]
Notional amount						€ 2,800,000			€ 16,500
Notional value, exchange rate									1.09379
Foreign Exchange Forwards, Variable Rate RCF Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period Two
Disclosure of detailed information about financial instruments [line items]
Notional amount									€ 20,000
Notional value, exchange rate					1.1222	1.1222			1.08395
Foreign Exchange Forwards, Variable Rate RCF Debt | Foreign Currency Exchange Rate Risk | Economic Hedges | Exchange Rate Period Three
Disclosure of detailed information about financial instruments [line items]
Notional amount									€ 10,000
Interest Rate Swaps | Interest rate risk | Economic Hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, length of agreement			3 years	3 years
Notional amount | $			$ 100,000	$ 100,000
Number of agreements | agreement			2	2
Interest Rate Swaps | Interest rate risk | Economic Hedges | Fixed Rate Interest 2.653 Percent
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 50,000
Fixed interest rate				2.653%
Interest Rate Swaps | Interest rate risk | Economic Hedges | Fixed Rate Interest 2.655 Percent
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 50,000
Fixed interest rate				2.655%
Interest Rate Swaps | Interest rate risk | Economic Hedges | Fixed Rate Interest 3.976 Percent
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 50,000
Fixed interest rate			3.976%
Interest Rate Swaps | Interest rate risk | Economic Hedges | Fixed Rate Interest 4.166 Percent
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 50,000
Fixed interest rate			4.166%
Natural Gas Cash Flow Hedge | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU									420,000	2,970,000
Nominal amount of hedging instrument, outstanding | shares									390,000